Share-Based Payment (Schedule of Weighted Average Fair Values and Exercise Price) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise prices	$ 27.22	$ 29.27	$ 28.91
Weighted average fair value on grant date	$ 7.27	$ 9.65